Consolidated Statements of Changes in Equity (Deficit) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Consolidated Statements of Changes in Equity (Deficit)
Pension adjustment, tax	$ 104	$ 548	$ (122)